Equity	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Equity	Equity:

Share-based compensation	December 31, 2020	December 31, 2019
Option Expense	$4,482	$1,839
DSU Expense	314	281
RSU Expense	1,432	1,271
Total Share-based compensation for continuing operations (per statement of loss)	$6,228	$3,391
Discontinued operations	9	170
Total Share-based compensation (per statement of equity)	$6,237	$3,561
20.     Equity (cont'd):
(a)Share capital:
Authorized and issued:
Unlimited number of common shares, voting, without par value.
Unlimited number of preferred shares, issuable in series.
Offerings:

December 31, 2020
Net proceeds from ATM programs	$308,826
Net proceeds from bought deal offering	385,782
Total net proceeds from equity offerings	$694,608

At-the-market programs:
On March 31, 2020, the Corporation completed an at-the-market Equity Distribution Agreement with a syndicate of financial institutions, thereby establishing an at-the-market equity program ("ATM Program"). Under this first ATM Program, the Corporation could issue up to $75,000,000 of common shares. The common shares were issued from treasury to the public, at the Corporation's discretion, and were sold at the prevailing market price at the time of sale. During the year ended December 31, 2020, the Corporation issued 8,197,625 shares at an average price per share of $8.13 for gross proceeds of $66,673,000. With the filing of the Base Shelf Prospectus on June 12, 2020, this ATM Program was terminated.
On September 29, 2020, the Corporation completed a second at-the-market Equity Distribution Agreement with a syndicate of financial institutions, thereby establishing another ATM Program. Under this second ATM Program, the Corporation issued the maximum allowable $250,000,000 of common shares. The common shares were issued from treasury to the public, at the Corporation's discretion, and were sold at the prevailing market price at the time of sale. During the year ended December 31, 2020, the Corporation issued 16,450,623 shares at an average price per share of $15.20 for gross proceeds of $250,000,000.
During the year December 31, 2020, under both ATM programs, the Corporation issued 24,648,248 shares at an average price per share of $12.85 for gross proceeds of $316,673,000 and net proceeds of $308,826,000.

Shares Transacted	24,648,248
Average Share Price	$12.85
Gross ATM proceeds	$316,673
Less: Underwriting expenses	(6,337)
Less: Other financing expenses	(1,510)
Net ATM proceeds	$308,826
20.     Equity (cont'd):
(a)Share capital (cont'd):
Bought deal offering:
On November 27, 2020, the Corporation completed a bought deal offering with a syndicate of underwriters of 20,909,300 shares at $19.25 per share, resulting in gross Offering proceeds of $402,504,000.

Shares Transacted	20,909,300
Average Share Price	$19.25
Gross offering proceeds	$402,504
Less: Underwriting expenses	(16,299)
Less: Other financing expenses	(423)
Net offering proceeds	$385,782

The Corporation intends to use the net proceeds of $694,608,000 from the bought deal offering to further strengthen its statement of financial position, thereby providing additional flexibility to fund its growth strategy, including through activities such as product innovation, investments in production capacity expansion and localization, future acquisitions and strategic partnerships and investments.
On February 23, 2021, the Corporation announced the closing of another bought deal offering of 14,870,000 shares of the Corporation at a price of $37.00 per share for gross proceeds of $550,190,000 (note 32).
(b)    Share options:
The Corporation has options outstanding under a consolidated share option plan. All directors, officers and employees of the Corporation, and its subsidiaries, are eligible to participate in the share option plans although as a matter of policy, options are currently not issued to directors. Option exercise prices are denominated in either Canadian or U.S. dollars, depending on the residency of the recipient. Canadian dollar denominated options have been converted to U.S. dollars using the year-end exchange rate for presentation purposes.
All options have a term of seven years from the date of grant unless otherwise determined by the board of directors. One-third of the options vest and may be exercised, at the beginning of each of the second, third, and fourth years after granting.
As at December 31, options outstanding from the consolidated share option plan were as follows:

Balance	Options for common shares	Weighted average exercise price
At January 1, 2019	5,133,461	$2.45
Options granted	1,317,521	3.19
Options exercised	(2,234,997)	2.12
Options forfeited	(94,336)	2.46
Options expired	(5,500)	1.26
At December 31, 2019	4,116,149	2.92
Options granted	1,834,919	12.36
Options exercised	(1,693,466)	2.77
Options forfeited	(107,963)	6.86
Options expired	—	—
At December 31, 2020	4,149,639	$7.05
20.     Equity (cont'd):
(b)    Share options (cont'd):
The following table summarizes information about the Corporation’s share options outstanding as at December 31, 2020:

	Options outstanding			Options exercisable
	Number	Weighted average remaining contractual life	Weighted average exercise	Number	Weighted average
Range of exercise price	outstanding	(years)	price	exercisable	exercise price
$0.96 - $1.49	160,408	2.1	$1.41	160,408	$1.41
$2.00 - $2.36	389,917	2.4	2.18	389,917	2.18
$2.85 - $3.16	421,224	4.6	2.93	151,503	2.91
$3.20 - $4.70	1,392,171	4.9	3.46	345,237	3.56
$10.64 - $15.79	1,785,919	6.3	12.39	—	—
	4,149,639	5.1	$7.05	1,047,065	$2.62

During 2020, 1,693,466 options were exercised for an equal amount of common shares for proceeds of $4,438,000. During 2019, 2,234,997 options were exercised for an equal amount of common shares for proceeds of $4,624,000.
During 2020, options to purchase 1,834,919 common shares were granted with a weighted average fair value of $5.49 (2019 – 1,317,521 options and $1.40 fair value). The granted options vest annually over three years.
The fair values of the options granted were determined using the Black-Scholes valuation model under the following weighted average assumptions:

	2020	2019
Expected life	4 years	4 years
Expected dividends	Nil	Nil
Expected volatility	61%	57%
Risk-free interest rate	1%	2%

As at December 31, 2020, options to purchase 4,149,639 common shares were outstanding (2019 – 4,116,149). During 2020, compensation expense of $4,482,000 (2019 – $1,839,000) was recorded in net loss based on the grant date fair value of the awards recognized over the vesting period.
(c)    Share distribution plan:
The Corporation has a consolidated share distribution plan that permits the issuance of common shares for no cash consideration to employees of the Corporation to recognize their past contribution and to encourage future contribution to the Corporation. At December 31, 2020, there were 17,877,028 (2019 – 13,700,924) shares available to be issued under this plan.
During 2019 and 2020, no shares were issued under this plan and therefore no compensation expense was recorded against profit or loss.
(d)    Deferred share units:
Deferred share units (“DSUs”) are granted to the board of directors and executives. Eligible directors must elect to receive at least half of their annual retainers and executives may elect to receive all or part of their annual bonuses in DSUs. Each DSU is redeemable for one common share in the capital of the Corporation after the director or executive ceases to provide services to the Corporation. Shares will be issued from the Corporation’s share distribution plan.
20.     Equity (cont'd):
(d)    Deferred share units (cont'd):

Balance	DSUs for common shares
At January 1, 2019	747,213
DSUs granted	64,165
DSUs exercised	—
At December 31, 2019	811,378
DSUs granted	23,809
DSUs exercised	(15,156)
At December 31, 2020	820,031

During 2020, $314,000 (2019 - $281,000) of compensation expense was recorded in net loss relating to 23,809 DSUs (2019 - 64,165) granted during the year.
During 2020, 15,156 DSUs (2019 – nil) were exercised, net of applicable taxes, which resulted in the issuance of 7,608 common shares (2019 – nil), resulting in an impact on equity of $64,000 (2019 - $nil).
As at December 31, 2020, 820,031 deferred share units were outstanding (2019 – 811,378).
(e)    Restricted share units:
Restricted share units (“RSUs”) are granted to employees and executives. Each RSU is convertible into one common share. The RSUs vest after a specified number of years from the date of issuance, and under certain circumstances, are contingent on achieving specified performance criteria. A performance factor adjustment is made if there is an over-achievement (or under-achievement) of specified performance criteria, resulting in additional (or fewer) RSUs being converted.
The Corporation has two plans under which RSUs may be granted, the consolidated share distribution plan and the market purchase RSU plan. Awards under the consolidated share distribution plan (note 20(c)) are satisfied by the issuance of treasury shares on maturity. Awards granted under the market purchase RSU Plan are satisfied by shares purchased on the open market by a trust established for that purpose. No common shares were repurchased in 2020 and 2019.

Balance	RSUs for common shares
At January 1, 2019	1,778,192
RSUs granted	449,625
RSU performance factor adjustment	(192,016)
RSUs exercised	(730,536)
RSUs forfeited	—
At December 31, 2019	1,305,265
RSUs granted	334,758
RSU performance factor adjustment	98,867
RSUs exercised	(593,025)
RSUs forfeited	(15,919)
At December 31, 2020	1,129,946

During 2020, 334,758 RSUs were issued (2019 – 449,625). The fair value of RSU grants is measured based on the stock price of the shares underlying the RSU on the date of grant. During 2020, compensation expense of $1,432,000 (2019 - $1,271,000) was recorded in net loss.
20.     Equity (cont'd):
(e)    Restricted share units (cont'd):
During 2020, 593,025 RSUs (2019 – 730,536) were exercised, net of applicable taxes, which resulted in the issuance of 305,229 common shares (2019 – 387,686), resulting in an impact on equity of $3,023,000 (2019 - $1,034,000).
As at December 31, 2020, 1,129,946 RSUs were outstanding (2019 – 1,305,265).